Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Principal Subsidiaries and Consolidated Affiliated Entities

As of December 31, 2019, the Company’s principal subsidiaries and consolidated Affiliated Entities are as follows:

Name of subsidiaries and VIEs	Date of establishment/ acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned subsidiaries of the Company:
InfoUniversal Limited(“InfoUniversal”)	Established on August 15, 2017	Hong Kong	100%
Qtech USA Inc. ("Qtech")	Established on April 23, 2018	USA	100%
Fun Literature Limied (Cayman) ("Fun Literature")	Established on October 19, 2018	Cayman Islands	78%
Shanghai Quyun Internet Technology Co., Ltd. (“Quyun WFOE”)	Established on October 13, 2017	PRC	100%
Shanghai Dianguan Network Technology Co., Ltd. (“Dianguan”)	Acquired on February 2, 2018	PRC	100%
QTT Asia Ltd.(“QTT Asia”)	Established on April 10, 2018	British Virgin Islands(“BVI”)	100%
Shanghai Zhicao Information Technology Co., Ltd. (“Zhicao WFOE”)	Established on December 4, 2018	PRC	100%
Variable Interest Entity (“VIEs”)
Shanghai Jifen Culture Communications Co., Ltd. (“Jifen or Jifen VIE”)	Established on January 10, 2012	PRC	100%
Beijing Churun Internet Technology Co., Ltd. (“Churun VIE”)	Acquired on November 1, 2018	PRC	100%
Shanghai Big Rhinoceros Horn Information Technology, Co., Ltd (“Big Rhinoceros Horn VIE”)	Established on November 9, 2018	PRC	100%
Shanghai DragonS Information Technology, Co., Ltd (“ DragonS Information VIE”)	Established on January 1, 2019	PRC	100%
Anhui Zhangduan Internet Technology Co., Ltd. (“Zhangduan VIE”)	Established on March 31, 2017	PRC	100%
Hubei Rapid Information Technology Co., Ltd (“Rapid Information VIE”)	Established on March 1, 2019	PRC	100%
Subsidiaries of Variable Interest Entity (“VIE subsidiaries”)
Shanghai Xike Information Technology Service Co., Ltd. (“Xike”)	Established on July 14, 2016	PRC	100%
Shanghai Tuile Information Technology Service Co., Ltd. (“Tuile”)	Established on July 14, 2016	PRC	100%
Beijing Qukandian Internet Technology Co., Ltd (“Qukandian”)	Established on April 13, 2017	PRC	100%
Shanghai Heitu Internet Technology Co., Ltd (“Heitu”)	Established on January 1, 2019	PRC	100%
Shanghai Zheyun Internet Technology Co., Ltd (“Zheyun”)	Established on January 1, 2019	PRC	100%
Beijing Supreme Pole International Sports Development Co., Ltd. (“Supreme Pole International Sports”)	Established on January 1, 2019	PRC	100%
Tianjin Quwen Internet Technology Co., Ltd ("Quwen")	Established on August 9, 2018	PRC	100%